Expense Example - Roundhill Semicap ETF - Roundhill Semicap ETF Shares	Sep. 09, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	$ 224